Provision (Benefit) for Income Taxes Deferred Tax Table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax liabilities:
Investments	$ 3,565	$ 5,300
Other	19	29
Total deferred income tax liabilities	3,584	5,329
Deferred income tax assets:
Accrued liabilities	53	145
Minimum tax credit	155	139
Foreign tax credit	140	140
Federal loss carryovers	0	651
State losses and credits	283	313
Other	30	37
Total deferred income tax assets	661	1,425
Less valuation allowance	224	334
Net deferred income tax assets	437	1,091
Overall net deferred income tax liabilities	$ 3,147	$ 4,238